Capital adequacy and liquidity situation - Operational risk and capital buffer requirements - Narrative (Details) - Separate	Jun. 30, 2026	Dec. 31, 2025	Jun. 22, 2023	Jun. 21, 2023
Disclosure of credit risk exposure
Mandatory capital conservation buffer	2.50%	2.50%
Countercyclical buffer	1.60%	1.60%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer			2.00%	1.00%
Capital requirement exposure	70.00%	71.00%
Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.16%	0.15%
Operational risk
Disclosure of credit risk exposure
Business Indicator Component	0.12